UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07657

                       OPPENHEIMER DEVELOPING MARKETS FUND

               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924

               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.

                             OppenheimerFunds, Inc.

            Two World Financial Center, New York, New York 10281-1008
           -----------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2004
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  November 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.5%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.2%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.1%
Amtek Auto Ltd.                                                            1,251,800   $      4,846,220
-----------------------------------------------------------------------------------------------------------
Hyundai Autonet Co. Ltd. 1                                                10,200,000         24,491,663
                                                                                        ------------------
                                                                                             29,337,883
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.5%
Bajaj Auto Ltd.                                                              528,000         11,950,532
-----------------------------------------------------------------------------------------------------------
Hero Honda Motors Ltd.                                                       617,693          6,817,665
-----------------------------------------------------------------------------------------------------------
PT Astra International Tbk                                                19,045,500         19,045,500
                                                                                        ------------------
                                                                                             37,813,697
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.8%
Danubius Hotel & Spa Rt. 2                                                   210,000          6,142,014
-----------------------------------------------------------------------------------------------------------
Hongkong & Shanghai Hotels Ltd. (The)                                     19,156,000         17,984,541
-----------------------------------------------------------------------------------------------------------
Intralot SA Integrated Lottery                                             1,436,070         29,667,594
-----------------------------------------------------------------------------------------------------------
Jollibee Foods Corp.                                                      34,454,900         17,474,235
                                                                                        ------------------
                                                                                             71,268,384
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.5%
Corporacion GEO SA de CV, Series B 1,2                                    28,915,000         54,104,518
-----------------------------------------------------------------------------------------------------------
Steinhoff International Holdings Ltd.                                     17,805,600         36,406,639
                                                                                        ------------------
                                                                                             90,511,157
-----------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.5%
LG Home Shopping, Inc. 1                                                     687,900         38,606,298
-----------------------------------------------------------------------------------------------------------
MEDIA--6.6%
Corporacion Interamericana de Entretenimiento SA de CV 2                   5,300,000         14,172,057
-----------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                             992,000         61,771,840
-----------------------------------------------------------------------------------------------------------
Shaw Brothers Ltd.                                                         6,232,000          6,852,755
-----------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                             10,039,500         28,932,983
-----------------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                                 4,125,000         19,469,809
-----------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                        10,719,156         36,503,007
                                                                                        ------------------
                                                                                            167,702,451
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Lojas Americanas SA, Preference 1                                      2,226,500,000         29,801,287
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.6%
Courts (Singapore) Ltd. 1                                                 11,401,000          3,689,419
-----------------------------------------------------------------------------------------------------------
JD Group Ltd.                                                              3,447,600         38,504,124
                                                                                        ------------------
                                                                                             42,193,543
-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Folli-Follie SA                                                              330,000          9,511,060
-----------------------------------------------------------------------------------------------------------
Trent Ltd.                                                                   126,045          1,589,011
                                                                                        ------------------
                                                                                             11,100,071
CONSUMER STAPLES--12.7%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--3.0%
Coca-Cola Femsa SA de CV, Sponsored ADR                                    1,213,250         26,473,115
-----------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                                     1,191,000         30,680,160
-----------------------------------------------------------------------------------------------------------
Serm Suk Public Co. Ltd.                                                   7,323,000          3,883,057
-----------------------------------------------------------------------------------------------------------
United Breweries Holdings Ltd. 1,2                                         1,850,000          3,123,054
-----------------------------------------------------------------------------------------------------------
United Breweries Ltd. 1,2                                                  1,462,826         12,733,977
                                                                                        ------------------
                                                                                             76,893,363
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--4.5%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar,
Sponsored ADR                                                              1,603,400         38,994,688
-----------------------------------------------------------------------------------------------------------
Dairy Farm International Holdings Ltd.                                     5,782,600         15,092,586
-----------------------------------------------------------------------------------------------------------
Jeronimo Martins Sociedade Gestora deParticipacoes SA 2                    1,615,632         20,554,650
-----------------------------------------------------------------------------------------------------------
Massmart Holdings Ltd. 2                                                   1,655,546         14,621,145
-----------------------------------------------------------------------------------------------------------
President Chain Store Corp.                                               11,646,074         17,331,005
-----------------------------------------------------------------------------------------------------------
PT Hero Supermarket Tbk 1,2,3                                             20,000,000          4,111,111
-----------------------------------------------------------------------------------------------------------
Spar Group Ltd. (The) 2                                                      945,000          3,434,149
                                                                                        ------------------
                                                                                            114,139,334
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.7%
Sadia SA, Preference                                                      14,005,000         28,324,140
-----------------------------------------------------------------------------------------------------------
Tiger Brands Ltd.                                                            945,000         16,235,490
                                                                                        ------------------
                                                                                             44,559,630
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.5%
Amore Pacific Corp.                                                          131,191         25,375,677
-----------------------------------------------------------------------------------------------------------
Natura Cosmeticos SA                                                         479,700         11,818,312
                                                                                        ------------------
                                                                                             37,193,989
-----------------------------------------------------------------------------------------------------------
TOBACCO--2.0%
Eastern Tobacco Co. 3                                                        797,441         16,653,386
-----------------------------------------------------------------------------------------------------------
ITC Ltd.                                                                   1,223,900         35,307,602
                                                                                        ------------------
                                                                                             51,960,988
-----------------------------------------------------------------------------------------------------------
ENERGY--3.7%
-----------------------------------------------------------------------------------------------------------
OIL & GAS--3.7%
Bharat Petroleum Corp. Ltd.                                                2,909,955         25,579,049
-----------------------------------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                                                 663,090         12,092,646
-----------------------------------------------------------------------------------------------------------
SK Corp.                                                                     888,556         55,963,365
-----------------------------------------------------------------------------------------------------------
YUKOS, ADR                                                                   580,400          2,321,600
                                                                                        ------------------
                                                                                             95,956,660
-----------------------------------------------------------------------------------------------------------
FINANCIALS--25.0%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
Cathay Financial Holding Co. Ltd.                                          3,683,000          7,079,399
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--11.4%
Banco Bradesco SA, Preference                                                625,920         40,968,472
-----------------------------------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones SA, Cl. E                             405,000          7,318,350
-----------------------------------------------------------------------------------------------------------
Commercial International Bank, Sponsored GDR                               1,100,000          6,644,000
-----------------------------------------------------------------------------------------------------------
Commercial International Bank, Sponsored GDR 4                             1,800,000         10,872,000
-----------------------------------------------------------------------------------------------------------
Grupo Financiero Banorte SA de CV                                          2,775,400         15,582,104
-----------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV                                         24,049,000         44,978,037
-----------------------------------------------------------------------------------------------------------
HDFC Bank Ltd.                                                               404,348          4,486,918
-----------------------------------------------------------------------------------------------------------
HSBC Holdings plc                                                          1,858,968         31,797,665
-----------------------------------------------------------------------------------------------------------
HSBC Holdings plc, Sponsored ADR                                             142,458         12,163,064
-----------------------------------------------------------------------------------------------------------
ICICI Bank Ltd.                                                              871,655          6,643,599
-----------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                             1,925,000         35,670,250
-----------------------------------------------------------------------------------------------------------
Taishin Financial Holdings Co. Ltd.                                        7,000,000          6,337,002
-----------------------------------------------------------------------------------------------------------
Uniao de Bancos Brasileiros SA, Sponsored GDR                              1,297,300         36,285,481
-----------------------------------------------------------------------------------------------------------
Yapi ve Kredi Bankasi AS 2                                            11,487,363,300         30,654,368
                                                                                        ------------------
                                                                                            290,401,310
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Tisco Finance Public Co. Ltd.                                             13,204,980          8,040,582
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.5%
Fubon Financial Holding Co. Ltd.                                          36,147,000         36,197,430
-----------------------------------------------------------------------------------------------------------
Fubon Financial Holding Co. Ltd., GDR                                      1,639,500         16,165,470
-----------------------------------------------------------------------------------------------------------
Guoco Group Ltd.                                                           2,340,000         20,840,460
-----------------------------------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS                                           4,283,332,460         13,524,738
-----------------------------------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS, Sponsored ADR                               12,000,000          9,300,000
-----------------------------------------------------------------------------------------------------------
Kiatnakin Finance Public Co. Ltd.                                         11,195,220          9,089,104
-----------------------------------------------------------------------------------------------------------
Old Mutual plc                                                            13,855,890         34,752,256
                                                                                        ------------------
                                                                                            139,869,458
-----------------------------------------------------------------------------------------------------------
INSURANCE--2.8%
Aksigorta AS 1                                                         8,762,905,700         27,913,971
-----------------------------------------------------------------------------------------------------------
Ping An Insurance Co. of China Ltd., Cl. H 2                               9,864,500         17,507,569
-----------------------------------------------------------------------------------------------------------
Sanlam Ltd.                                                               13,000,000         27,027,491
                                                                                        ------------------
                                                                                             72,449,031
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--2.9%
Brazil Realty SA Empreendimentos e Participacoes 1,3                         394,000            624,431
-----------------------------------------------------------------------------------------------------------
Brazil Realty SA, GDR 1,3                                                    435,720          6,633,837
-----------------------------------------------------------------------------------------------------------
Medinet Nasr for Housing & Development Co. 1,3                             1,180,013          9,098,895
-----------------------------------------------------------------------------------------------------------
SM Prime Holdings, Inc.                                                  336,841,812         44,956,199
-----------------------------------------------------------------------------------------------------------
Solidere, GDR 2                                                               53,075            323,758
-----------------------------------------------------------------------------------------------------------
Solidere, GDR 2,4                                                          2,129,378         12,989,206
                                                                                        ------------------
                                                                                             74,626,326
-----------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.8%
Housing Development Finance Corp. Ltd.                                     2,620,800         47,005,297
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--3.3%
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.3%
Diagnosticos da America 2                                                    311,900          2,579,383
-----------------------------------------------------------------------------------------------------------
Divi's Laboratories Ltd. 1                                                   661,283         17,187,284
-----------------------------------------------------------------------------------------------------------
Pliva d.d., GDR 4                                                            600,000          7,920,000
-----------------------------------------------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd. 2                                       2,884,238         32,018,370
-----------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                           878,200         23,957,296
                                                                                        ------------------
                                                                                             83,662,333
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.7%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.5%
Empresa Brasileira de Aeronautica SA, Preference                           8,973,800         63,026,137
-----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.1%
Sinotrans Ltd.                                                            83,666,000         28,783,557
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Bharat Heavy Electricals Ltd.                                                749,926         10,418,486
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Bidvest Group Ltd.                                                           536,900          6,886,527
-----------------------------------------------------------------------------------------------------------
MACHINERY--2.0%
Hyundai Heavy Industries Co. Ltd.                                          1,110,000         31,782,277
-----------------------------------------------------------------------------------------------------------
Larsen & Toubro Ltd.                                                         949,250         19,207,240
                                                                                        ------------------
                                                                                             50,989,517
-----------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.4%
All America Latina Logistica, Preference 2                                   420,400         10,666,520
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--5.6%
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
Benq Corp.                                                                14,007,850         14,548,534
-----------------------------------------------------------------------------------------------------------
Lite-On Technology Corp.                                                  21,406,270         21,701,598
                                                                                        ------------------
                                                                                             36,250,132
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Synnex Technology International Corp.                                     14,099,800         20,763,928
-----------------------------------------------------------------------------------------------------------
IT SERVICES--2.4%
HCL Technologies Ltd.                                                      4,995,600         41,685,028
-----------------------------------------------------------------------------------------------------------
Hughes Software Systems Ltd.                                               1,070,939         13,095,519
-----------------------------------------------------------------------------------------------------------
NIIT Ltd.                                                                    850,883          2,914,753
-----------------------------------------------------------------------------------------------------------
NIIT Technologies Ltd. 2                                                   1,276,324          4,469,350
                                                                                        ------------------
                                                                                             62,164,650
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
PKL Corp. 2                                                                1,603,536         11,291,216
-----------------------------------------------------------------------------------------------------------
SOFTWARE--0.5%
Mphasis BFL Ltd.                                                           1,999,681         12,757,011
-----------------------------------------------------------------------------------------------------------
MATERIALS--9.1%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--0.7%
Asian Paints Ltd.                                                          2,622,800         17,628,319
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.3%
Cemex SA de CV, Sponsored ADR                                              1,022,294         32,928,090
-----------------------------------------------------------------------------------------------------------
Ultra Tech Cement Ltd.                                                       240,547          1,590,892
                                                                                        ------------------
                                                                                             34,518,982
-----------------------------------------------------------------------------------------------------------
METALS & MINING--7.1%
Anglo American Platinum Corp. Ltd.                                           769,000         28,143,814
-----------------------------------------------------------------------------------------------------------
Anglo American Platinum Corp. Ltd.                                            35,873            690,278
-----------------------------------------------------------------------------------------------------------
Antofagasta plc                                                              821,950         17,984,574
-----------------------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional SA, Sponsored ADR                           1,568,400         29,470,236
-----------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR                                  2,389,400         49,556,156
-----------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                279,000         23,777,320
-----------------------------------------------------------------------------------------------------------
PT Aneka Tambang Tbk 1                                                   163,005,000         32,148,208
                                                                                        ------------------
                                                                                            181,770,586
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.1%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.4%
Portugal Telecom SA                                                        1,112,100         13,157,990
-----------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                                           57,073,500         31,707,500
-----------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA                                          2,737,718         42,784,709
                                                                                        ------------------
                                                                                             87,650,199
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.7%
America Movil SA de CV, Series L                                             140,100          6,544,071
-----------------------------------------------------------------------------------------------------------
Orascom Telecom Holding SAE 2                                                222,800          7,663,246
-----------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                                          158,750         29,949,976
-----------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                   2,122,000         47,766,220
-----------------------------------------------------------------------------------------------------------
Turkcell Iletisim Hizmetleri AS, ADR                                       1,433,500         22,577,625
-----------------------------------------------------------------------------------------------------------
Vodafone Egypt Telecommunications Co. SAE                                    794,403          6,879,721
                                                                                        ------------------
                                                                                            121,380,859
-----------------------------------------------------------------------------------------------------------
UTILITIES--3.1%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.0%
Companhia Energetica de Minas Gerais, Preference                       1,936,121,000         44,959,015
-----------------------------------------------------------------------------------------------------------
National Thermal Power Corp. Ltd. 2                                        3,615,800          6,411,797
                                                                                        ------------------
                                                                                             51,370,812
-----------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.7%
Gail India Ltd.                                                            3,237,690         15,751,414
-----------------------------------------------------------------------------------------------------------
Transportadora de Gas del Sur SA, Cl. B 2,3                                  955,082            983,049
                                                                                        ------------------
                                                                                             16,734,463
-----------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.4%
Companhia de Saneamento Basico do Estado de Sao Paulo, ADR                   784,800         10,634,040
                                                                                        ------------------
Total Common Stocks (Cost $1,762,054,008)                                                 2,497,858,412
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.6%
United Breweries Ltd., Cv. 1,2 (Cost $3,831,270)                           1,755,391         14,038,443

                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.1%
Undivided interest of 5.21% in joint
repurchase agreement (Principal Amount/Value
$563,463,000, with a maturity value of
$563,494,147) with UBS Warburg LLC, 1.99%,
dated 11/30/04, to be repurchased at
$29,330,621 on 12/1/04, collateralized by
Federal National Mortgage Assn., 5%, 3/1/34,
with a value of $575,723,750
(Cost $29,329,000)                                                 $      29,329,000         29,329,000
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,795,214,278)                                99.2%    2,541,225,855
-----------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                   0.8        19,780,810
                                                                     -------------------------------------
Net Assets                                                                      100.0% $  2,561,006,665
                                                                     =====================================

Footnotes to Statement of Investments

1. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of November 30, 2004 amounts to $278,306,396. Transactions during the period in which the issuer was an affiliate are as follows:


                               SHARES             GROSS             GROSS            SHARES
                      AUGUST 31, 2004         ADDITIONS        REDUCTIONS     NOV. 30, 2004
-------------------------------------------------------------------------------------------
Aksigorta AS            8,762,905,700               --                --      8,762,905,700
Brazil Realty SA
Empreendimentos e
Participacoes                 394,000               --                --            394,000
Brazil Realty SA, GDR         435,720               --                --            435,720
Corporacion GEO SA de
CV,
Series B                   28,530,000          385,000                --         28,915,000
Courts (Singapore)
Ltd.                       10,700,000          701,000                --         11,401,000
Divi's Laboratories
Ltd.                          381,652          279,631                --            661,283
Hyundai Autonet Co.
Ltd.                       10,200,000               --                --         10,200,000
LG Home Shopping,
Inc.                          687,900               --                --            687,900
Lojas Americanas SA,
Preference              2,226,500,000               --                --      2,226,500,000
Medinet Nasr for
Housing & Development
Co.                         1,060,000          120,013                --          1,180,013
PT Aneka Tambang Tbk      135,094,900       27,910,100                --        163,005,000
PT Hero Supermarket Tbk    20,000,000               --                --         20,000,000
United Breweries Holdings
Ltd.                        1,850,000               --                --          1,850,000
United Breweries Ltd.       1,462,826               --                --          1,462,826
United Breweries Ltd.,
Cv.                                --        1,755,391                --          1,755,391


                                                             UNREALIZED
                                                           APPRECIATION               DIVIDEND
                                                          (DEPRECIATION)                INCOME
----------------------------------------------------------------------------------------------
Aksigorta AS                                              $   8,717,127               $     --
Brazil Realty SA
Empreendimentos e
Participacoes                                                   218,043                     --
Brazil Realty SA, GDR                                           570,118                     --
Corporacion GEO SA de CV,
Series B                                                     41,088,681                     --
Courts (Singapore) Ltd.                                        (341,043)                    --
Divi's Laboratories Ltd.                                     (1,157,799)                    --
Hyundai Autonet Co. Ltd.                                     (1,303,296)                    --
LG Home Shopping, Inc.                                        3,239,140                     --
Lojas Americanas SA,
Preference                                                   23,571,786                599,223
Medinet Nasr for Housing
& Development Co.                                             2,188,011                472,762
PT Aneka Tambang Tbk                                         16,579,558                     --
PT Hero Supermarket Tbk                                       1,985,309                     --
United Breweries Holdings
Ltd.                                                            332,666                     --
United Breweries Ltd.                                         9,574,318                     --
United Breweries Ltd., Cv.                                   10,207,174                     --
                                                          ------------------------------------
                                                          $ 115,469,793              1,071,985

2. Non-income producing security.
3. Illiquid security. The aggregate value of illiquid securities as of November 30, 2004 was $38,104,709, which represents 1.48% of the Fund's net assets.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $31,781,206 or 1.24% of the Fund's net assets as of November 30, 2004.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:


Geographic Holdings                                                              Value          Percent
--------------------------------------------------------------------------------------------------------
Brazil                                                                $    477,807,004            18.8  %
India                                                                      453,522,733            17.9
Korea, Republic of South                                                   265,226,692            10.4
Mexico                                                                     256,553,832            10.1
South Africa                                                               195,726,977             7.7
Taiwan                                                                     140,124,366             5.5
Turkey                                                                     103,970,702             4.1
United Kingdom                                                              96,697,559             3.8
Indonesia                                                                   87,012,319             3.4
Hong Kong                                                                   65,147,565             2.6
Philippines                                                                 62,430,434             2.5
Egypt                                                                       57,811,248             2.3
Singapore                                                                   47,714,988             1.9
China                                                                       46,291,126             1.8
Greece                                                                      39,178,654             1.5
Portugal                                                                    33,712,640             1.3
United States                                                               29,329,000             1.2
Israel                                                                      23,957,296             1.0
Thailand                                                                    21,012,743             0.8
Lebanon                                                                     13,312,964             0.5
Croatia                                                                      7,920,000             0.3
Panama                                                                       7,318,350             0.3
Hungary                                                                      6,142,014             0.2
Russia                                                                       2,321,600             0.1
Argentina                                                                      983,049             0.0
                                                                     -------------------------------------
Total                                                                  $ 2,541,225,855             100.0  %
                                                                     =====================================

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2004 are noted below.
The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 1,796,923,120
                                              ===============

Gross unrealized appreciation                 $   758,863,144
Gross unrealized depreciation                     (14,560,409)
                                              ---------------
Net unrealized appreciation                   $   744,302,735
                                              ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)    Exhibits attached hereto. (Attach certifications as exhibits)